GENERAL	12 Months Ended
Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
GENERAL

NOTE 1:- GENERAL

a.Radware Ltd. (the "Company"), an Israeli company commenced operations in April 1997. The Company and its subsidiaries (the "Group") are engaged in the development, manufacture and sale of cyber security and application delivery solutions for cloud, physical, and Software Defined Data Centers (“SDDC”). The Group’s solutions secure the digital experience by providing infrastructure, application, and corporate IT protection and availability services to enterprises globally. The Group’s solutions are deployed by, among others, enterprises, carriers and cloud service providers worldwide.

b.The Company has established wholly-owned subsidiaries in various countries worldwide. The Company's subsidiaries are engaged primarily in sales, marketing and support activities of its core products.

c.The Group primarily relies on two original design manufacturers to supply certain hardware platforms and components for the production of its products. If one of these suppliers fails to deliver or delays the delivery of the necessary components, the Group will be required to seek alternative sources of supply. A change in suppliers could result in manufacturing delays, which could cause a possible loss of sales and, consequently, could adversely affect the Company's operation and financial performance.

The Group depended on a sole single-managed security service provider, which is a related party, to provide services as part of its protection services. If the managed security service provider were to fail to provide or delay the delivery of the services, the Group would be required to seek alternative sources of the services. A change in its managed security service provider could result in a possible loss of sales and, consequently, could adversely affect the Group’s operation and financial performance (see Note 17). However, on February 17, 2022, the Company acquired all of the technology and other intangible assets from the managed security service provider (see Note 18).